Lease Transactions [Text Block]	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Lease Transactions [Text Block]

7.	LEASE TRANSACTIONS
Lease transactions as a lessee
Right-of-use
assets of finance leases, which are principally related to data processing equipment and included in Premises and equipment in the accompanying consolidated balance sheets, amounted to ¥18,497 million and
¥15,218 million at March 31, and 2020 and 2021, respectively. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying consolidated balance sheets, amounted to ¥25,186 million and
¥20,137 million at March 31, 2020 and 2021, respectively
.
Right-of-use
assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying consolidated balance sheets, amounted to ¥393,435 million and
¥338,547 million at March 31, 2020 and 2021, respectively. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying consolidated balance sheets, amounted to ¥482,813 million and
¥476,104 million at March 31, 2020 and 2021, respectively.
For the fiscal year ended March 31, 2021, the MUFG Group recognized ¥56,424 million of impairment losses for Right-of-use assets of operating leases, where recovery of the carrying amount is doubtful. The losses are included in Other non-interest expenses.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend or terminate the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group has elected to exclude leases with original terms of less than one year from the operating lease
right-of-use
assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of March 31, 2021 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2020 and 2021:

	2020	2021
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,455	¥4,971
Interest on lease liabilities	460	240
Operating lease cost	99,939	91,276
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2020 and 2021:

	2020	2021
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥482	¥331
Operating cash flows from operating leases	106,103	102,982
Financing cash flows from finance leases	7,090	7,709
Right-of-use assets obtained in exchange for new finance lease liabilities	12,754	3,487
Right-of-use assets obtained in exchange for new operating lease liabilities	46,482	50,564
Weighted-average remaining lease term:
Finance leases	4.4 years	4.1 years
Operating leases	9.5 years	8.3 years
Weighted-average discount rate:
Finance leases	0.99%	0.87%
Operating leases	1.16%	0.97%
Maturities of lease liabilities as of March 31, 2021 are as follows:

	Finance leases	Operating leases
	(in millions)
2022	¥7,550	¥106,423
2023	5,397	81,112
2024	3,735	60,525
2025	1,585	51,303
2026	748	41,089
2027 and thereafter	2,090	163,125

Total undiscounted cash flows	21,105	503,577
Difference between undiscounted and discounted cash flows	(968)	(27,473)

Amount on balance sheet	¥20,137	¥476,104

Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing lease are presented in loans. In certain case, the MUFG Group requests lessees to deposit in advance an amount nearly equal or equal to the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2020 and 2021:

	2020	2021
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥119,010	¥122,810
Operating leases:
Lease income	7,856	3,663

Total	¥126,866	¥126,473

Finance income on net investment is included in Interest income—Loans, including fees in the consolidated statements of income. Lease income from operating lease transactions is included in Other non-interest
income in the consolidated statements of income.
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2020 and 2021.

	2020	2021
	(in millions)
Lease receivables (undiscounted)	¥2,193,360	¥1,913,852
Adjustments:
Discounted unguaranteed residual value	15,515	15,435
Initial direct cost on sales type and direct financing leases	29,562	27,869
Deferred selling profit	(364,206)	(313,784)

Net investment in sales type and direct financing leases	¥1,874,231	¥1,643,372

The following table presents maturity of the lease payment receivables of sales type and direct financing lease transactions as of March 31, 2021:

Lease receivables
(in millions)
2022	¥460,067
2023	417,653
2024	352,767
2025	270,563
2026	188,168
2027 and thereafter	224,634

Total undiscounted cash flows	1,913,852
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(270,480)

Amount on balance sheet	¥1,643,372